Total Capital and Net Income Per Unit - Incentive Distributions (Detail)	12 Months Ended
Dec. 31, 2015
Limited Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.4125	98.00%
Up to $0.4625	98.00%
Above $0.4625 up to $0.5375	85.00%
Above $0.5375 up to $0.6500	75.00%
Above $0.6500	50.00%
General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.4125	2.00%
Up to $0.4625	2.00%
Above $0.4625 up to $0.5375	15.00%
Above $0.5375 up to $0.6500	25.00%
Above $0.6500	50.00%